Unaudited Quarterly Results Unaudited Quarterly Results Textural (Details) - USD ($)	3 Months Ended				9 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Loss / write down on assets held for sale	$ 261,793,000	$ 324	$ 119,604	$ 31,752,000	$ 0	$ (397,472,000)	$ (55,487,000)